Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Banking And Thrift Disclosure [Abstract]
Composition of Deposits
The composition of deposits as of December 31, 2020 and December 31, 2019 is as follows:

	2020	2019
Non-interest bearing	$276,033	$190,406
NOW and money market accounts	480,650	369,354
Savings deposits	104,869	83,065
Time deposits, $250,000 or more	71,344	74,098
Other time deposits	162,293	182,073

Total	$1,095,189	$898,996

Scheduled Maturities of Time Deposits	The scheduled maturities of time deposits at December 31, 2020 are as follows:

Year Ending December 31,	Amount
2021	$151,033
2022	48,684
2023	17,603
2024	13,069
2025	3,248

$233,637